Financial risk management and financial instruments - Derivatives Entered (Details) € in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2023 USD ($) $ / bbl $ / gal MT R / $ $ / € MMBbls	Jun. 30, 2022 USD ($) $ / bbl $ / T R / $ MT $ / € MMBbls	Jun. 30, 2023 EUR (€) $ / bbl $ / gal MT R / $ $ / € MMBbls	Jun. 30, 2022 EUR (€) R / $ $ / bbl $ / T MT $ / € MMBbls
Crude oil put options purchased
Financial risk management and financial instruments
Number of barrels - open positions	16.3		16.3
Number of barrels - settled		10.0		10.0
Annual average floor price | $ / bbl	49.4		49.4
Premium paid | $	$ 42	$ 0
Crude oil put options sold
Financial risk management and financial instruments
Number of barrels - settled		10.0		10.0
Crude oil zero cost collar
Financial risk management and financial instruments
Number of barrels - open positions		29.0		29.0
Number of barrels - settled	29.0	24.0	29.0	24.0
Annual average floor price | $ / bbl		63.3		63.3
Annual average cap price | $ / bbl		96.6		96.6
Crude oil swap options
Financial risk management and financial instruments
Number of barrels - settled		18.0		18.0
Crude oil futures
Financial risk management and financial instruments
Contract/Notional amount - open positions | $	$ 2	$ 1
Contract/Notional amount - settled | $	$ 21	$ 29
Annual average floor price | $ / bbl	75.0	109.9	75.0	109.9
Ethane swap options
Financial risk management and financial instruments
Number of barrels - open positions	3.6		3.6
Number of barrels - settled	1.3	4.0	1.3	4.0
Annual average floor price | $ / gal	0.301		0.301
Coal swap options
Financial risk management and financial instruments
Number of tons - open positions | MT		0.4		0.4
Number of tons - settled | MT	0.9	1.0	0.9	1.0
Annual average floor price | $ / T		293.7		293.7
Forward exchange contracts | US Dollar
Financial risk management and financial instruments
Contract/Notional amount - open positions | $	$ 836	$ 334
Annual average floor price | R / $	18.61	16.24	18.61	16.24
Forward exchange contracts | Euro
Financial risk management and financial instruments
Contract/Notional amount - open positions | €			€ 30	€ 70
Annual average floor price | $ / €	1.10	1.07	1.10	1.07
Foreign exchange zero cost collars
Financial risk management and financial instruments
Contract/Notional amount - open positions | $	$ 2,760	$ 4,400
Contract/Notional amount - settled | $	$ 4,400	$ 3,900
Annual average floor price | R / $	16.72	15.04	16.72	15.04
Annual average cap price | R / $	20.71	18.06	20.71	18.06